Subsequent Events - Additional Information (Detail) - USD ($)		3 Months Ended
	Mar. 02, 2021	Mar. 31, 2021	Feb. 25, 2021
Subsequent Event [Line Items]
Proceeds from related party debt		$ 111,835
Sponsor [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding	25,000
Sponsor [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding			6,900,000
Subsequent Event [Member] | Sponsor [Member] | Promisory Note [Member]
Subsequent Event [Line Items]
Proceeds from related party debt	$ 112,701
Subsequent Event [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding			6,900,000
Subsequent Event [Member] | Sponsor [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding			6,900,000